LONG TERM DEBT - Future debt maturities (Details) - New Dragonfly - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future debt maturities
2022	$ 22,500	$ 1,875
2023	20,625	22,500
2024		20,625
Total	45,000	45,000
Less: Unamortized debt issuance costs		(6,072)
Total debt	40,124	38,928
Less: current portion of debt	(5,212)	(1,875)
Total long-term debt	$ 34,912	$ 37,053